Warranty liability	12 Months Ended
Dec. 31, 2014
Product Warranties Disclosures [Abstract]
Product Warranty Disclosure [Text Block]
14.	Warranty liability:

A continuity of the warranty liability is as follows:

			Years ended December 31,
	2014	2013	2012
Balance, beginning of period	$28,845	$6,380	$4,401
Warranty assumed on acquisition	1,952	582	—
Warranty claims	(10,709)	(5,397)	(3,099)
Warranty accruals	2,734	4,153	5,303
Change in estimate	—	22,837	—
Impact of foreign exchange changes	287	290	(225)
Balance, end of period	$23,109	$28,845	$6,380
Less: Current portion	(9,696)	(9,955)	(2,072)
Long-term portion	$13,413	$18,890	$4,308

During the fourth quarter of 2013, a study of the historical data indicated that the cost to repair product defects continued to increase significantly primarily associated with our extended warranty contracts.  As a result, the Company recognized a change in estimate in our base warranty liability and a loss on our extended warranty contracts representing the excess of the estimated cost to service these contracts over the amount of the deferred revenue recognized associated with the contracts. The warranty liability was reviewed in the fourth quarter of 2014, and no change in estimate was required.